Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Components of Long-Term Debt

	December 31, 2018	December 31, 2017
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due from 2020 to 2022	225,000	254,275
U.S. Dollar-denominated Term Loans due from 2020 to 2030	1,212,504	935,286
Norwegian Kroner-denominated Bonds due from 2020 to 2023	352,973	377,856
Euro-denominated Term Loans due from 2023 to 2024	193,781	232,957
Other U.S. Dollar-denominated Loans	3,300	10,000
Total principal	1,987,558	1,810,374
Unamortized discount and debt issuance costs	(17,782)	(12,382)
Total debt	1,969,776	1,797,992
Less current portion	(135,901)	(552,404)
Long-term debt	1,833,875	1,245,588